UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-3578

AQUILA FUNDS TRUST

(formerly, Aquila Three Peaks High Income Fund)

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/18

Date of reporting period: 06/30/19

FORM N-CSRS

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report June 30, 2019

Beginning in January, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already receive shareholder reports electronically, you will not be affected by this change and need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-800-437-1000.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-437-1000. If you invest through a financial intermediary (i.e. broker dealer or bank), you can contact your financial intermediary to request that you continue to receive copies of shareholder reports. Your election to receive reports in paper will apply to all the funds held in your account if you invest through a financial intermediary or all funds held with the Aquila Group of Funds if you invest directly.

(THIS PAGE INTENTIONALLY LEFT BLANK)

September 6, 2019

Dear Fellow Shareholders,

     After a lackluster end to 2018, the post-recession bull market celebrated its 10-year anniversary with the US stock market having its strongest first half in over 20 years. The S&P 500 Index (“S&P 500”) saw its strongest first half since 1997, and other equity indexes reached new all-time highs despite uncertainty around global trade conflicts, global central bank policies and multi-year lows in government bond yields. In the midst of the trade conflicts during the second quarter, central banks around the world took a more dovish tone regarding monetary policy. The Federal Reserve signaled plans to cut interest rates in 2019 during their June meeting, with a number of participants looking for a potential 50 basis point cut in rates by December. The dovish policy stance led to a rally in the 10-year U.S. Treasury, as yields fell below 2.00% at the close of the second quarter, for the first time since 2016. Even as bond yields were hitting multi-year lows, the risk markets were strong with the S&P 500 increasing by +4.30% and the Bloomberg Barclays U.S. High Yield Corporate Bond Index returning +2.50% for the second quarter.

Aquila Three Peaks Opportunity Growth Fund and the U.S Equity Market

     During the second quarter of 2019, the Aquila Three Peaks Opportunity Growth Fund (the “Equity Fund”) Class Y share (ATGYX) outperformed most major equity indices with a return of +7.04% compared to the Russell 3000 Stock Index at +4.10% (the “Index”) (the Equity Fund’s primary benchmark index) and the S&P 500 at +4.30%, as the Fund generated strong outperformance during the market sell-off in the month of May.

     The Equity Fund’s relative performance was negatively impacted at the June 30th six-month period end by unfavorable security selection in the Consumer Discretionary, Technology, and Industrials segments. Index performance from these segments was driven primarily by more cyclical industries which benefitted from the favorable headlines regarding Mexico and China trade tariffs. We believe the Equity Fund is positioned in more defensive securities of domestic companies that have historically been less impacted by these factors, which helps explain the relative underperformance at period end.

     For June 30th year-to-date, the Equity Fund’s Class Y share had a return of +24.74%, and outperformed most major indexes driven primarily by favorable security selection across industry sectors. We believe that the portfolio is positioned to perform well over extended periods of time by focusing on individual companies that, in our view, are a) generating strong free cash flow and b) utilizing their balance sheets for shareholder friendly actions.

     We regularly look at the debt markets as an indicator of the health of the overall markets. The credit markets were strong in June, after weakness in May, and the Bloomberg Barclays U.S. High Yield Corporate Bond Index (the “High Yield Index”) finished the second quarter with a return of 2.50%. The yield to worst of the High Yield Index decreased by 70 basis points in June to end the month at 5.87%, while the average yield spread on the High Yield Index decreased by 51 basis points in June to end the month at 407 basis points. New debt issuance in the high yield market surged again in June to $28.5 billion, surpassing May as the heaviest monthly issuance since January 2018. During the first half of 2019, new issuance increased by +11% compared to the same period last year. This suggests that corporate borrowers are gaining favorable access to the credit markets, which could be positive for the equities of those companies.

NOT A PART OF THE SEMI-ANNUAL REPORT

     We remain committed to our time-tested and disciplined research process that not only includes analysis of companies owned in our equity strategy, but helps us uncover what we deem to be new opportunities within the equity markets. The construction of the equity strategy continues to focus on companies using debt and leverage prudently to grow free cash flow in an attempt to propel future equity value. We intend to continue to use our knowledge and understanding of the high yield market to decipher the equity investment landscape and the prospects for individual company stock. We believe that our focus on understanding bond covenants and credit metrics provides a very distinct advantage to our research and stock selection. We continue to focus our research efforts on finding companies that operate in what we believe to be relatively stable industries, with management teams that communicate well and are focused on maintaining a reasonably strong balance sheet or strengthening the balance sheet while growing operations. We believe our approach to selecting companies that are using leverage prudently to support free cash flow generation will continue to benefit the performance of our equity strategy over time.

Aquila Three Peaks High Income Fund and the High Yield Market

     The Aquila Three Peaks High Income Fund (the “High Income Fund”) Class Y share (ATPYX) generated total return of +1.58% for the second quarter. By comparison, the High Yield Index produced a return of +2.50%. Higher-quality bonds outperformed during the month of June, with BB-rated bonds returning +2.65%, B-rated bonds returning +2.30%, and CCC-rated bonds returning +1.06%. We continue to be cautious of lower credit quality names and remain significantly underweight CCC-rated bonds compared to the High Yield Index’s 13.50% weighting of this ratings segment as of June 30th. All major industries of the High Yield Index were positive at the end of the second quarter; however, the more economically sensitive and/or less defensive areas generally outperformed, many of which were among the laggards in May. Despite a near 10% gain of WTI oil price during June, the Energy sector continues to lag the overall market. We have been cautious with the Energy sector since late last year and remain significantly underweight compared to the High Yield Index’s 13.30% weighting in the sector.

     We continue to focus our research efforts on finding companies that operate in what we believe to be relatively stable industries and with management teams that are focused on maintaining a reasonably strong balance sheet, while seeking out securities that we believe will exhibit less price fluctuation should market volatility increase. We will seek to continue to balance potential risks to the economy and the capital markets with the opportunities presented within high yield bonds to construct a strategy that we believe will have a compelling risk/return profile throughout various economic and market cycles and periods of elevated market volatility.

     We continue to monitor the U.S. Treasury market and the shape of the U.S. Treasury curve very closely. As of this writing, the yield curve remains very flat and, in some cases, inverted, while overall yields are significantly lower than where they were in mid-November 2018. Investors are closely watching the yield curve due to what it might be saying regarding future economic conditions and monetary policy actions. We continue to believe that the dichotomy between a flat/inverted yield curve with longer-term yields declining and general support for risk assets is not one to ignore. While expectations of rate cuts may initially be applauded by the stock market, we continue to be concerned about what the significant shift in Federal Reserve commentary throughout the year and the potential for multiple rate cuts to come are indicating for future economic conditions. Due to a lack of clarity with regard to many issues, we believe our relatively lower-duration and higher-quality positioning within the high yield market continues to be prudent in the current environment, as we attempt to limit volatility by balancing out duration and credit risk; an approach that served the strategy well throughout 2018, as it weathered interest rate pressure during the first three quarters of the year and then significantly outperforming during the volatile fourth quarter, as credit concerns began to rise.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Thank you for your continued support and investment.

Sandy R. Rufenacht	Diana P. Herrmann
Co-Portfolio Manager	President

NOT A PART OF THE SEMI-ANNUAL REPORT

     Mutual fund investing involves risk and loss of principal is possible. The market value of each Fund’s securities may go up or down due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. In the past several years, financial markets have experienced increased volativity, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

     Money market instruments or short-term debt securities held by a Fund for cash management or defensive purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If a Fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. In addition, the Fund will not earn income on the cash and the Fund’s yield will go down. If a significant amount of a Fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the Fund to achieve its investment objectives.

Aquila Three Peaks High Income Fund

The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or longer duration securities. Conversely, when interest rates fall, the value of your investment may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The Fund’s portfolio will typically include a high proportion, perhaps 100%, of high-yield / high-risk securities rated below investment grade and sometimes called “junk bonds”. In the event of a real or perceived decline in credit quality of an issuer, borrower, counterparty, or collateral, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. When interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Aquila Three Peaks Opportunity Growth Fund

The market prices of the Fund’s securities will be impacted by the risks associated with the financial condition and profitability of the underlying company, or by a default or downgrade of an issuer, obligor or counterparty to a financial contract with the Fund.

Small and mid-sized companies are comparatively less well known and may have less trading in their shares than larger companies, may be more sensitive to changes in earnings results and investor expectations, may have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Sub-Adviser thinks appropriate, and offer greater potential for gain and loss.

The Fund has exposure to highly leveraged companies. Leverage can magnify equity performance in both positive and negative stock markets.

The Fund may invest in junk bonds, the risks of which are detailed above in connection with Aquila Three Peaks High Income Fund.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Funds’ historical or future performance are statements of opinion as of the dale of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (unaudited)

Principal
Amount	Corporate Bonds (94.6%)	Value
	Communication Services (19.5%)
	Advertising Sales (0.5%)
	Outfront Media Capital LLC/Outfront
	Media Capital Corp.
$850,000	5.875%, 03/15/25	$878,687

	Advertising Services (1.4%)
	Lamar Media Corp.
1,500,000	5.000%, 05/01/23	1,526,250
750,000	5.375%, 01/15/24	771,562
		2,297,812
	Broadcast Services/Program (0.9%)
	Nexstar Broadcasting, Inc.
900,000	5.875%, 11/15/22	920,250

	Nexstar Escrow, Inc.
630,000	5.625%, 7/15/27 144A†	644,963
		1,565,213
	Cable/Satellite TV (4.1%)
	CCO Holdings LLC
2,425,000	5.250%, 03/15/21	2,435,609
1,400,000	5.250%, 09/30/22	1,421,140
1,425,000	5.750%, 01/15/24	1,456,884

	Midcontinent Communications & Finance
1,500,000	6.875%, 08/15/23 144A	1,556,250
		6,869,883
	Cellular Telecom (2.8%)
	Sprint Communications, Inc.
700,000	7.000%, 08/15/20	725,375

	Sprint Corp.
1,425,000	7.250%, 09/15/21	1,514,063

	T-Mobile USA, Inc.
1,450,000	6.000%, 03/01/23	1,482,625
1,000,000	6.000%, 04/15/24	1,042,500

1  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2019 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value
	Communication Services (continued)
	Cellular Telecom (continued)
	T-Mobile USA, Inc. (Escrow Placeholder Bonds)
$1,450,000	6.000%, 03/01/23**+	$0
1,000,000	6.000%, 04/15/24**+	0
		4,764,563
	Internet Connectivity Services (1.1%)
	Zayo Group LLC
1,800,000	6.000%, 04/01/23	1,840,500

	Radio (0.8%)
	Sirius XM Radio, Inc.
1,250,000	4.625%, 07/15/24 144A	1,279,100

	Satellite Telecom (1.0%)
	Hughes Satellite Systems Corp.
1,625,000	7.625%, 06/15/21	1,738,750

	Telephone - Integrated (3.6%)
	CenturyLink, Inc.
850,000	6.450%, 06/15/21	898,875

	Level 3 Financing, Inc.
3,000,000	6.125%, 01/15/21	3,015,000
2,125,000	5.375%, 08/15/22	2,127,656
		6,041,531
	Television (1.7%)
	AMC Networks, Inc.
625,000	5.000%, 04/01/24	642,969

	Tribune Media Co.
2,125,000	5.875%, 7/15/22	2,161,975
		2,804,944
	Theaters (1.6%)
	Live Nation Entertainment, Inc.
2,750,000	5.375%, 06/15/22 144A	2,784,375
	Total Communication Services	32,865,358

2  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2019 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value
	Consumer Discretionary (17.2%)
	Casinos & Gaming (8.3%)
	Boyd Gaming Corp.
$3,000,000	6.875%, 05/15/23	$3,097,500

	Eldorado Resorts, Inc.
5,000,000	7.000%, 08/01/23	5,225,000
2,175,000	6.000%, 04/01/25	2,286,469

	MGM Resorts International
350,000	6.625%, 12/15/21	378,000
400,000	6.000%, 03/15/23	433,500

	Scientific Games International, Inc.
2,425,000	10.000%, 12/01/22	2,543,219
		13,963,688
	Consumer Services (0.5%)
	ServiceMaster Co. LLC
850,000	5.125%, 11/15/24 144A	874,438

	Cruise Lines (0.8%)
	NCL Corp. Ltd.
1,400,000	4.750%, 12/15/21 144A	1,419,250

	Distribution/Wholesale (0.8%)
	LKQ Corp.
1,300,000	4.750%, 05/15/23	1,313,000

	Food - Catering (0.9%)
	Aramark Corp.
1,425,000	5.125%, 01/15/24	1,464,187

	Funeral Service & Related Items (2.0%)
	Service Corp. International
3,300,000	5.375%, 05/15/24	3,394,875

3  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2019 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value
	Consumer Discretionary (continued)
	Hotels & Motels (1.0%)
	Hilton Domestic Operating Co., Inc.
$775,000	4.250%, 09/01/24	$786,625
875,000	5.125%, 05/01/26	913,281
		1,699,906
	Resorts/Theme Parks (0.7%)
	Cedar Fair LP
1,100,000	5.375%, 06/01/24	1,130,250

	Theaters (2.2%)
	Cinemark Holdings, Inc.
2,800,000	5.125%, 12/15/22	2,842,000
900,000	4.875%, 06/01/23	911,250
		3,753,250
	Total Consumer Discretionary.	29,012,844

	Consumer Staples (4.1%)
	Consumer Products - Miscellaneous (1.3%)
	Central Garden & Pet Co.
2,100,000	6.125%, 11/15/23	2,178,750

	Food - Retail (1.8%)
	Ingles Markets, Inc.
2,900,000	5.750%, 06/15/23	2,965,250

	Food - Wholesale/Distributors (1.0%)
	Performance Food Group, Inc.
875,000	5.500%, 06/01/24 144A	893,594

	US Foods, Inc.
850,000	5.875%, 06/15/24 144A	873,375
		1,766,969
	Total Consumer Staples.	6,910,969

4  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2019 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value
	Energy (5.1%)
	Midstream Oil & Gas (1.9%)
	Antero Midstream Partners LP/Antero Midstream
	Finance Corp.
$1,225,000	5.375%, 09/15/24	$1,217,344
983,000	5.750%, 01/15/28 144A	973,170

	Cheniere Energy Partners L.P.
975,000	5.250%, 10/01/25	1,007,906
		3,198,420
	Oil Company - Exploration & Production (2.8%)
	Antero Resources Corp.
2,000,000	5.375%, 11/01/21	1,975,000

	Continental Resources, Inc.
2,625,000	5.000%, 09/15/22	2,646,541
		4,621,541
	Oil Refining & Marketing (0.4%)
	Murphy Oil USA, Inc.
700,000	6.000%, 08/15/23	719,250
	Total Energy	8,539,211

	Financials (16.0%)
	Decision Support Software (0.4%)
	MSCI, Inc.
625,000	5.250%, 11/15/24 144A	645,313

	Finance - Investment Banker/Broker (0.3%)
	LPL Holdings, Inc.
425,000	5.750%, 09/15/25 144A	435,094

	REITS - Diversified (5.7%)
	Equinix, Inc.
2,125,000	5.375%, 01/01/22	2,180,781
3,525,000	5.375%, 04/01/23	3,595,500

	MGM Growth Properties Operating Partnership LP
550,000	5.625%, 05/01/24	592,625

5  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2019 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value
	Financials (continued)
	REITS - Diversified (continued)
	SBA Communications Corp.
$1,800,000	4.875%, 07/15/22	$1,822,716
600,000	4.875%, 09/01/24	618,000

	VICI Properties LLC
725,000	8.000%, 10/15/23	801,125
		9,610,747
	REITS - Healthcare (1.4%)
	MPT Operating Partnership LP
2,325,000	6.375%, 03/01/24	2,435,437

	REITS - Hotels (5.0%)
	ESH Hospitality, Inc.
750,000	5.250%, 05/01/25 144A	767,812

	Ryman Hospitality Properties
2,825,000	5.000%, 04/15/21	2,821,469
4,750,000	5.000%, 04/15/23	4,815,313
		8,404,594
	REITS - Storage (3.2%)
	Iron Mountain, Inc.
4,450,000	6.000%, 08/15/23	4,572,375
875,000	5.750%, 08/15/24	883,872
		5,456,247
	Total Financials.	26,987,432

	Healthcare (11.6%)
	Diagnostic Equipment (1.5%)
	Avantor, Inc.
1,825,000	6.000%, 10/01/24 144A	1,941,800
550,000	9.000%, 10/01/25 144A	613,250
		2,555,050
	Dialysis Centers (0.9%)
	DaVita, Inc.
1,450,000	5.750%, 08/15/22	1,464,500

6  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2019 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value
	Healthcare (continued)
	Medical Equipment (1.2%)
	Teleflex, Inc.
$2,000,000	5.250%, 06/15/24	$2,054,375

	Medical Information Systems (1.3%)
	Change Healthcare Holdings LLC
1,325,000	5.750%, 03/01/25 144A	1,344,875

	IQVIA, Inc.
925,000	4.875%, 05/15/23 144A	949,281
		2,294,156
	Medical Products (1.2%)
	Hill-Rom Holdings, Inc.
2,000,000	5.750%, 09/01/23 144A	2,067,100

	Medical - HMO (2.5%)
	Centene Corp.
2,300,000	5.625%, 02/15/21	2,343,125
900,000	6.125%, 02/15/24	942,750

	Wellcare Health Plans, Inc.
900,000	5.250%, 04/01/25	938,250
		4,224,125
	Medical - Hospitals (1.6%)
	HCA Holdings, Inc.
900,000	6.250%, 02/15/21	942,750
950,000	7.500%, 02/15/22	1,047,375
600,000	5.875%, 05/01/23	652,428
		2,642,553
	Physical Therapy/Rehabilitation Centers (1.4%)
	Encompass Health Corp.
1,375,000	5.125%, 03/15/23	1,399,062
918,000	5.750%, 11/01/24	934,799
		2,333,861
	Total Healthcare	19,635,720

7  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2019 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value
	Industrials (3.7%)
	Aerospace/Defense - Equipment (0.4%)
	Moog, Inc.
$675,000	5.250%, 12/01/22 144A	$686,813

	Building - Heavy Construction (0.8%)
	MasTec, Inc.
1,350,000	4.875%, 03/15/23	1,368,563

	Diversified Manufacturing Operations (1.1%)
	Actuant Corp.
1,750,000	5.625%, 06/15/22	1,763,125

	Electric Products - Miscellaneous (1.4%)
	WESCO Distribution, Inc.
2,350,000	5.375%, 12/15/21	2,367,625
	Total Industrials	6,186,126

	Information Technology (12.1%)
	Applications Software (1.3%)
	PTC, Inc.
2,000,000	6.000%, 05/15/24	2,095,000

	Computer Hardware & Storage (1.7%)
	Dell International LLC/EMC Corp.
750,000	5.875%, 06/15/21 144A	762,450
2,000,000	7.125%, 06/15/24 144A	2,111,456
		2,873,906
	Computer Services (3.6%)
	GCI LLC
950,000	6.625%, 06/15/24 144A	995,410
4,925,000	6.875%, 04/15/25	5,134,312
		6,129,722
	Consulting Services (1.0%)
	Booz Allen Hamilton, Inc.
950,000	5.125%, 05/01/25 144A	964,250

8  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2019 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value
	Information Technology (continued)
	Consulting Services (continued)
	Gartner, Inc.
$625,000	5.125%, 04/01/25 144A	$642,500
		1,606,750
	Data Processing/Management (1.1%)
	First Data Corp.
1,850,000	5.375%, 08/15/23 144A	1,883,300

	Office Automation & Equipment (1.6%)
	CDW Corp.
1,950,000	5.000%, 09/01/23	1,984,125
725,000	5.500%, 12/01/24	775,025
		2,759,150
	Telecommunication Equipment (0.5%)
	Anixter, Inc.
800,000	5.125%, 10/01/21	829,000

	Web Hosting/Design (1.3%)
	VeriSign, Inc.
2,175,000	4.625%, 05/01/23	2,210,453
	Total Information Technology	20,387,281

	Materials (4.3%)
	Containers - Metal/Glass (1.3%)
	Crown Americas LLC
600,000	4.500%, 01/15/23	624,750

	Silgan Holdings, Inc.
1,450,000	5.500%, 02/01/22	1,453,625
		2,078,375
	Containers - Paper/Plastic (1.6%)
	Berry Global, Inc.
2,150,000	5.500%, 05/15/22	2,174,187

	Graphic Packaging International LLC
550,000	4.875%, 11/15/22	571,312
		2,745,499

9  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2019 (unaudited)

Principal
Amount	Corporate Bonds (continued)		Value
	Materials (continued)
	Garden Products (1.4%)
	Scotts Miracle-Gro Co.
$2,275,000	6.000%, 10/15/23		$2,366,865
	Total Materials		7,190,739

	Utilities (1.0%)
	Independent Power Producers (1.0%)
	NRG Energy, Inc.
850,000	6.625%, 01/15/27		923,313

	Vistra Energy Corp.
825,000	5.875%, 06/01/23		843,562
	Total Utilities		1,766,875
	Total Corporate Bonds (cost $158,847,854)		159,482,555

Shares	Short-Term Investment (2.7%)
	Dreyfus Treasury & Agency Cash Management -
4,554,380	Institutional Shares, 2.21%* (cost $4,554,380)		4,554,380

	Total Investments (cost $163,402,234 - note 4)	97.3%	164,036,935
	Other assets less liabilities	2.7	4,568,714
	Net Assets	100.0%	$168,605,649

*	The rate is an annualized seven-day yield at period end.

**	Securities received as part of a delayed consent payment related to the potential merger of Sprint Corp. and T-Mobile US, Inc. Securities were received at no cost to the Fund.

+	Non-income producing.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

10  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2019 (unaudited)

Portfolio	Percentage of	Portfolio	Percentage of
Distribution	Common Stocks	Distribution	Common Stocks

Advertising Sales	0.5%	Funeral Service & Related Items	2.1%
Advertising Services	1.4	Garden Products	1.5
Aerospace/Defense - Equipment	0.4	Hotels & Motels	1.1
Applications Software	1.3	Independent Power Producers	1.1
Broadcast Services/Program	1.0	Internet Connectivity Services	1.2
Building - Heavy Construction	0.9	Medical Equipment	1.3
Cable/Satellite TV	4.3	Medical Information Systems	1.4
Casinos & Gaming	8.8	Medical Products	1.3
Cellular Telecom	3.0	Medical - HMO	2.6
Computer Hardware & Storage	1.8	Medical - Hospitals	1.7
Computer Services	3.8	Midstream Oil & Gas	2.0
Consulting Services	1.0	Office Automation & Equipment	1.7
Consumer Products - Miscellaneous	1.4	Oil Company - Exploration & Production	2.9
Consumer Services	0.5	Oil Refining & Marketing	0.5
Containers - Metal/Glass	1.3	Physical Therapy/Rehabilitation Centers	1.5
Containers - Paper/Plastic	1.7	Radio	0.8
Cruise Lines	0.9	REITS - Diversified	6.0
Data Processing/Management	1.2	REITS - Healthcare	1.5
Decision Support Software	0.4	REITS - Hotels	5.3
Diagnostic Equipment	1.6	REITS - Storage	3.4
Dialysis Centers	0.9	Resorts/Theme Parks	0.7
Distribution/Wholesale	0.8	Satellite Telecom	1.1
Diversified Manufacturing Operations	1.1	Telecommunication Equipment	0.5
Electric Products - Miscellaneous	1.5	Telephone - Integrated	3.8
Finance - Investment Banker/Broker	0.3	Television	1.8
Food - Catering	0.9	Theaters	4.1
Food - Retail	1.9	Web Hosting/Design	1.4
Food - Wholesale/Distributors	1.1		100.0%

See accompanying notes to financial statements.

11  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (unaudited)

		Market
Shares	Common Stocks (96.6%)	Value
	Communication Services (3.4%)
	Cable/Satellite TV (0.9%)
7,520	Charter Communications, Inc.+	$2,971,754

	Cellular Telecom (0.7%)
32,326	T-Mobile US, Inc.+	2,396,650

	Radio (1.1%)
91,660	Liberty SiriusXM Group - C+	3,481,247

	Theaters (0.7%)
32,386	Live Nation Entertainment, Inc.+	2,145,572
	Total Communication Services	10,995,223

	Consumer Discretionary (11.2%)
	Casinos & Gaming (1.2%)
82,312	Eldorado Resorts, Inc.+	3,792,114

	Consumer Services (1.0%)
63,513	ServiceMaster Co. LLC+	3,308,392

	Distribution/Wholesale (1.0%)
77,789	IAA, Inc.+	3,016,657

	Food - Catering (1.6%)
141,545	Aramark Corp.	5,104,113

	Funeral Service & Related Items (2.2%)
151,010	Service Corp. International	7,064,248

	Hotels & Motels (1.5%)
10,836	Hilton Worldwide Holdings, Inc	1,059,111
67,500	Wyndham Hotels & Resorts, Inc.	3,762,450
		4,821,561
	Racetracks (1.3%)
37,288	Churchill Downs, Inc.	4,290,730

12  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2019 (unaudited)

		Market
Shares	Common Stocks (continued)	Value
	Consumer Discretionary (continued)
	Recreational Centers (0.4%)
15,403	Planet Fitness, Inc.+	$1,115,793

	Retail - Restaurants (0.5%)
5,922	Domino's Pizza, Inc.	1,647,974

	Schools (0.5%)
10,590	Bright Horizons Family Solutions, Inc.+	1,597,713
	Total Consumer Discretionary	35,759,295

	Consumer Staples (4.0%)
	Beverages - Non-Alcoholic (0.7%)
178,889	Cott Beverages, Inc	2,388,168

	Beverages - Wine/Spirits (0.8%)
12,666	Constellation Brands, Inc.	2,494,442

	Food - Wholesale/Distributors (2.5%)
90,826	Performance Food Group Co.+	3,635,765
122,630	US Foods Holding Corp.+	4,385,249
		8,021,014
	Total Consumer Staples	12,903,624

	Energy (2.2%)
	Midstream Oil & Gas (2.2%)
15,819	Cheniere Energy, Inc.+	1,082,810
88,446	Oneok, Inc.	6,085,969
	Total Energy	7,168,779

	Financials (14.5%)
	Finance - Investment Banker/Broker (1.0%)
37,830	LPL Financial Holdings, Inc.	3,085,793

	Finance - Other Services (1.6%)
53,772	Nasdaq, Inc.	5,171,253

13  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2019 (unaudited)

		Market
Shares	Common Stocks (continued)	Value
	Financials (continued)
	Insurance Brokers (1.3%)
123,287	Brown & Brown, Inc.	$4,130,114

	Real Estate Management/Service (1.1%)
69,423	CBRE Group, Inc.+	3,561,400

	REITS - Diversified (6.0%)
27,092	Crown Castle International Corp	3,531,442
98,311	Duke Realty Corp.	3,107,611
9,238	Equinix, Inc.	4,658,631
80,938	MGM Growth Properties LLC	2,480,750
238,368	VICI Properties LLC	5,253,631
		19,032,065
	REITS - Hotels (1.5%)
146,499	Extended Stay America, Inc.	2,474,368
27,981	Ryman Hospitality Properties	2,268,979
		4,743,347
	REITS - Single Tenant (1.4%)
129,904	Store Capital Corp.	4,311,514

	REITS - Warehouse/Industrial (0.6%)
62,507	Americold Realty Trust	2,026,477
	Total Financials	46,061,963

	Healthcare (14.6%)
	Diagnostic Equipment (0.9%)
152,627	Avantor, Inc.+	2,913,649

	Medical Equipment (1.6%)
15,044	Teleflex, Inc.	4,981,821

	Medical Information Systems (3.0%)
204,919	Change Healthcare Holdings LLC+	2,991,817
41,671	IQVIA Holdings, Inc.+	6,704,864
		9,696,681
	Medical Laboratories & Testing Services (1.0%)
22,023	Charles River Laboratories International, Inc.+	3,125,064

14  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2019 (unaudited)

		Market
Shares	Common Stocks (continued)	Value
	Healthcare (continued)
	Medical Products (3.4%)
9,476	The Cooper Cos., Inc.	$3,192,370
47,890	Hill-Rom Holdings, Inc	5,010,252
22,088	Zimmer Biomet Holdings, Inc	2,600,641
		10,803,263
	Medical - Biomedical/Gene (1.5%)
15,564	Bio-Rad Laboratories, Inc.+	4,865,151

	Medical - HMO (0.5%)
29,418	Centene Corp.+	1,542,680

	Medical - Hospitals (1.0%)
23,267	HCA Healthcare, Inc.	3,145,000

	Physical Therapy/Rehabilitation Centers (0.8%)
43,073	Encompass Health Corp.	2,729,105

	Veterinary Diagnostics (0.9%)
86,398	Elanco Animal Health, Inc.+.	2,920,252
	Total Healthcare	46,722,666

	Industrials (16.5%)
	Aerospace/Defense - Equipment (2.7%)
20,917	L3 Technologies, Inc.	5,128,221
13,308	Teledyne Technologies, Inc.+	3,644,662
		8,772,883
	Commercial Services (0.5%)
6,942	Cintas Corp.	1,647,267

	Commercial Services - Finance (4.1%)
98,966	IHS Markit Ltd.+	6,306,114
90,945	TransUnion.	6,685,367
		12,991,481
	Consulting Services (0.4%)
8,502	Verisk Analytics, Inc.	1,245,203

15  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2019 (unaudited)

		Market
Shares	Common Stocks (continued)	Value
	Industrials (continued)
	Distribution/Wholesale (1.9%)
100,749	HD Supply Holdings, Inc.+	$4,058,170
77,789	KAR Auction Services, Inc.	1,944,725
		6,002,895
	Electronic Measurement Instruments (1.4%)
54,711	Fortive Corp.	4,460,041

	Machinery - General Industry (1.2%)
10,268	Roper Technologies, Inc.	3,760,758

	Machinery - Pumps (1.3%)
49,420	Xylem, Inc.	4,133,489

	Waste Management (3.0%)
66,706	Republic Services, Inc.	5,779,408
38,804	Waste Connections, Inc.	3,708,886
		9,488,294
	Total Industrials	52,502,311

	Information Technology (18.9%)
	Applications Software (2.4%)
17,912	PTC, Inc.+	1,607,781
105,036	SS&C Technologies Holdings, Inc.	6,051,124
		7,658,905
	Commercial Services - Finance (2.0%)
4,547	FleetCor Technologies, Inc.+	1,277,025
32,488	Global Payments, Inc.	5,202,303
		6,479,328
	Computer Hardware & Storage (1.6%)
98,836	Dell Technologies, Inc.+	5,020,869

	Computer Services (0.9%)
13,131	CACI International, Inc.+	2,686,471

	Consulting Services (0.5%)
24,911	Booz Allen Hamilton Holding Corp.	1,649,357

16  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2019 (unaudited)

		Market
Shares	Common Stocks (continued)	Value
	Information Technology (continued)
	Data Processing/Management (4.1%)
12,156	Broadridge Financial Solutions, Inc.	$1,552,078
51,511	Fidelity National Information Services, Inc.	6,319,369
185,902	First Data Corp.+	5,032,367
		12,903,814
	Electronic Measurement Instruments (2.6%)
82,986	FLIR Systems, Inc.	4,489,543
42,902	Keysight Technologies, Inc.+	3,853,029
		8,342,572
	Office Automation & Equipment (3.5%)
65,570	CDW Corp.	7,278,270
18,612	Zebra Technologies Corp.+	3,899,028
		11,177,298
	Wireless Equipment (1.3%)
25,349	Motorola Solutions, Inc.	4,226,439
	Total Information Technology	60,145,053

	Materials (8.5%)
	Commercial Services (1.6%)
25,582	Ecolab, Inc.	5,050,910

	Containers - Metal/Glass (2.9%)
58,214	Ball Corp.	4,074,398
84,368	Crown Americas LLC+	5,154,885
		9,229,283
	Containers - Paper/Plastic (2.5%)
50,928	Berry Global Group, Inc.+	2,678,303
369,803	Graphic Packaging International, Inc.	5,169,846
		7,848,149
	Miscellaneous Manufacturer (1.5%)
38,808	AptarGroup, Inc.	4,825,387
	Total Materials	26,953,729

17  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2019 (unaudited)

			Market
Shares	Common Stocks (continued)		Value
	Utilities (2.8%)
	Electric - Integrated (1.5%)
80,395	Xcel Energy, Inc.		$4,782,699

	Independent Power Producers (1.3%)
68,209	NRG Energy, Inc.		2,395,500
74,116	Vistra Energy Corp.		1,677,986
			4,073,486
	Total Utilities		8,856,185
	Total Common Stocks (cost $231,081,634)		308,068,828

	Short-Term Investment (4.4%)
	Dreyfus Treasury & Agency Cash Management -
14,016,888	Institutional Shares, 2.21%* (cost $14,016,888)		14,016,888

	Total Investments (cost $245,098,522 - note 4)	101.0%	322,085,716
	Other assets less liabilities	(1.0)	(3,036,493)
	Net Assets	100.0%	$319,049,223

+	Non-income producing security.
*	The rate is an annualized seven-day yield at period end.

18  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

JUNE 30, 2019 (unaudited)

Portfolio	Percent of	Portfolio	Percent of
Distribution	Common Stocks	Distribution	Common Stocks

Aerospace/Defense - Equipment	2.9%	Machinery - General Industry	1.2%
Applications Software	2.5	Machinery - Pumps	1.3
Beverages - Non-Alcoholic	0.8	Medical Equipment	1.6
Beverages - Wine/Spirits	0.8	Medical Information Systems	3.1
Cable/Satellite TV	1.0	Medical Laboratories & Testing Services	1.0
Casinos & Gaming	1.2	Medical Products	3.5
Cellular Telecom	0.8	Medical - Biomedical/Gene	1.6
Commercial Services	2.2	Medical - HMO	0.5
Commercial Services - Finance	6.3	Medical - Hospitals	1.0
Computer Hardware & Storage	1.6	Midstream Oil & Gas	2.3
Computer Services	0.9	Miscellaneous Manufacturer	1.6
Consulting Services	0.9	Office Automation & Equipment	3.6
Consumer Services	1.1	Physical Therapy/Rehabilitation Centers	0.9
Containers - Metal/Glass	3.0	Racetracks	1.4
Containers - Paper/Plastic	2.5	Radio	1.1
Data Processing/Management	4.2	Real Estate Management/Service	1.2
Diagnostic Equipment	0.9	Recreational Centers	0.4
Distribution/Wholesale	2.9	REITS - Diversified	6.2
Electric - Integrated	1.6	REITS - Hotels	1.5
Electronic Measurement Instruments	4.2	REITS - Single Tenant	1.4
Finance - Investment Banker/Broker	1.0	REITS - Warehouse/Industrial	0.7
Finance - Other Services	1.7	Retail - Restaurants	0.5
Food - Catering	1.7	Schools	0.5
Food - Wholesale/Distributors	2.6	Theaters	0.7
Funeral Service & Related Items	2.3	Veterinary Diagnostics	0.9
Hotels & Motels	1.6	Waste Management	3.1
Independent Power Producers	1.3	Wireless Equipment	1.4
Insurance Brokers	1.3		100.0%

See accompanying notes to financial statements.

19  | Aquila Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2019 (unaudited)

	AQUILA	AQUILA
	THREE PEAKS	THREE PEAKS
	HIGH	OPPORTUNITY
	INCOME FUND	GROWTH FUND
ASSETS
Investments at value (cost $162,894,049 and
$245,098,522 respectively)	$164,036,935	$322,085,716
Cash	—	—
Receivable for investment securities sold	5,722,000	—
Receivable for interest and dividends	2,032,378	353,137
Receivable for Fund shares sold	327,955	266,098
Other assets	22,576	15,410
Total assets	172,141,844	322,720,361
LIABILITIES
Payable for investment securities purchased	3,169,375	2,792,494
Payable for Fund shares redeemed	203,730	510,026
Management fees payable	89,252	221,846
Dividends payable	49,566	—
Distribution and service fees payable	634	3,899
Accrued expenses	23,638	142,873
Total liabilities	3,536,195	3,671,138
NET ASSETS	$168,605,649	$319,049,223
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$201,249	$62,043
Additional paid-in capital	172,446,186	202,258,561
Total distributable earnings	(4,041,786)	116,728,619
	$168,605,649	$319,049,223
CLASS A
Net Assets	$42,832,899	$90,030,926
Capital shares outstanding	5,114,736	1,770,310
Net asset value and redemption price per share	$8.37	$50.86
Maximum offering price per share (100/96 of $8.37
and 100/95.75 of $50.86, respectively, adjusted to the
nearest cent)	$8.72	$53.12
CLASS C
Net Assets	$5,626,814	$40,316,111
Capital shares outstanding	671,966	999,993
Net asset value and redemption price per share	$8.37	$40.32
CLASS I
Net Assets	$1,166,303	$5,803,777
Capital shares outstanding	139,288	109,626
Net asset value, offering and redemption price per share	$8.37	$52.94
CLASS Y
Net Assets	$118,979,633	$182,898,409
Capital shares outstanding	14,198,917	3,324,374
Net asset value, offering and redemption price per share	$8.38	$55.02

See accompanying notes to financial statements.

20  | Aquila Funds Trust

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2019 (unaudited)

	AQUILA	AQUILA
	THREE PEAKS	THREE PEAKS
	HIGH	OPPORTUNITY
	INCOME FUND	GROWTH FUND
Investment Income:

Interest income	$3,806,330	$156,508
Dividend income
(net of foreign tax withheld of $8,627)	—	1,953,867
Total investment income	3,806,330	2,110,375

Expenses:

Management fees (note 3)	536,499	1,345,531
Distribution and service fees (note 3)	74,043	333,469
Transfer and shareholder servicing agent fees (note 3)	75,204	236,251
Trustees’ fees and expenses	52,811	98,704
Fund accounting fees	36,768	33,181
Legal fees	32,581	75,068
Registration fees and dues	31,910	50,029
Shareholders’ reports	10,726	28,463
Auditing and tax fees	8,430	13,339
Chief compliance officer services (note 3)	5,511	5,329
Custodian fees	4,908	7,719
Insurance	4,197	10,912
Miscellaneous	15,906	32,858
Total expenses	889,494	2,270,853

Net investment income (loss)	2,916,836	(160,478)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	471,982	18,435,991
Change in unrealized appreciation (depreciation)
on investments	4,709,374	50,997,605

Net realized and unrealized gain (loss) on
investments	5,181,356	64,433,596
Net change in net assets resulting from operations	$8,098,192	$69,273,118

See accompanying notes to financial statements.

21  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2019	Year Ended
	(unaudited)	December 31, 2018
OPERATIONS
Net investment income	$2,916,836	$7,787,866
Net realized gain (loss) from securities
transactions	471,982	(4,703,809)
Change in unrealized appreciation (depreciation)
on investments	4,709,374	(5,260,663)
Change in net assets resulting from operations	8,098,192	(2,176,606)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares	(784,245)	(1,749,044)

Class C Shares	(88,068)	(274,091)

Class I Shares	(20,676)	(49,164)

Class Y Shares	(2,229,327)	(5,715,538)
Change in net assets from distributions	(3,122,316)	(7,787,837)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	18,006,893	27,638,451
Reinvested dividends and distributions	2,810,094	6,925,065
Short-term trading redemption fees	—	—
Cost of shares redeemed	(17,999,291)	(83,875,454)
Net decrease in net assets from capital share
transactions	2,817,696	(49,311,938)
Change in net assets	7,793,572	(59,276,381)

NET ASSETS:
Beginning of period	160,812,077	220,088,458
End of period	$168,605,649	$160,812,077

See accompanying notes to financial statements.

22  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2019	Year Ended
	(unaudited)	December 31, 2018
OPERATIONS
Net investment income (loss)	$(160,478)	$(1,815,877)
Net realized gain (loss) from securities
transactions	18,435,991	76,860,824
Change in unrealized appreciation (depreciation)
on investments	50,997,605	(116,802,001)
Change in net assets resulting from operations	69,273,118	(41,757,054)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares	—	(10,313,139)

Class C Shares	—	(7,274,877)

Class I Shares	—	(1,173,304)

Class Y Shares	—	(24,955,990)
Change in net assets from distributions	—	(43,717,310)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	22,106,887	65,881,352
Reinvested dividends and distributions	—	34,756,912
Short-term trading redemption fees	—	—
Cost of shares redeemed	(71,906,969)	(316,745,781)
Net decrease in net assets from capital share
transactions	(49,800,082)	(216,107,517)
Change in net assets	19,473,036	(301,581,881)

NET ASSETS:
Beginning of period	299,576,187	601,158,068
End of period	$319,049,223	$299,576,187

See accompanying notes to financial statements.

23  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2019 (unaudited)

1. Organization

     Aquila Funds Trust (the "Trust"), a Massachusetts business trust, is comprised of two series: Aquila Three Peaks High Income Fund and Aquila Three Peaks Opportunity Growth Fund (each, a “Fund”). Each Fund is an open-end diversified investment company. Aquila Three Peaks High Income Fund’s objective is to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. Aquila Three Peaks Opportunity Growth Fund seeks capital appreciation whereby it invests primarily in the equity securities of companies located throughout the United States.

     Both Funds are authorized to issue an unlimited number of shares and offer four classes of shares: Class A, Class C, Class I and Class Y Shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. While each Fund registered Class F Shares effective April 3, 2017, there were no Class F Shares oustanding as of June 30, 2019.

     All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by both Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system. Securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price. All other securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. With respect to Aquila Three Peaks High Income Fund, in the case of securities for which market quotations are readily available, securities are valued at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

24  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2019 (unaudited)

b)	Fair value measurements: Both Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the respective Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the respective Fund’s net assets as of June 30, 2019:

	AQUILA	AQUILA
	THREE PEAKS	THREE PEAKS
	HIGH	OPPORTUNITY
Valuation Inputs	INCOME FUND	GROWTH FUND
	Investments in Securities*
Level 1 – Quoted Prices – Common Stocks and
Short-Term Investments	$4,554,380	$322,085,716
Level 2 – Other Significant Observable Inputs	159,482,555	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$164,036,935	$322,085,716

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, events and transactions have been evaluated for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

25  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2019 (unaudited)

e)	Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax position for each of the open tax years (2015-2017) or expected to be taken in the Funds' 2018 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2018, Aquila Three Peaks Opportunity Growth Fund increased paid-in capital by $22,583,133 and decreased distibutable earnings by $22,583,133. These reclassifications had no effect on net assets or net asset value per share.

i)	Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services-Investment Companies".

j)	New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The Aquila Three Peaks High Income Fund has adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative–effect adjustment as of the beginning of the period of adoption. As a result of the adoption of ASU 2017-08, as of January 1, 2019, the amortized cost of investments was reduced by $473,571 and unrealized appreciation was increased by $473,571. The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

26  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2019 (unaudited)

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for each Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of each Fund has been delegated to a Sub-Adviser as described below. Under each Advisory and Administrative Agreement, the Manager provides all administrative services to the respective Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the offices of the Funds and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Funds such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, pricing agent, auditors and distributor.

     For its services to Aquila Three Peaks High Income Fund, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.65% of the Fund’s net assets. The Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.65 of 1% of such net asset value on the net assets of the fund up to $400,000,000 and 0.60 of 1% of the Fund's net assets above $400,000,000 through April 30, 2020. The Manager may not terminate the arrangement without the approval of the Board of Trustees.

     For its services to Aquila Three Peaks Opportunity Growth Fund, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.90% on the Fund’s net assets up to $100 million, 0.85% on such assets above $100 million up to $250 million, and 0.80% on assets above $250 million.

     Three Peaks Capital Management, LLC (the “Sub-Adviser”) serves as the Investment Sub-Adviser for both Funds under Sub-Advisory Agreements between the Manager and the Sub-Adviser. Under the agreements, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Funds, the investment programs of the Funds and the composition of their portfolios and arranges for the purchases and sales of portfolio securities. For its services with respect to Aquila Three Peaks High Income Fund, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of close of business each day at the annual rate of 0.45% on the first $100 million net assets, 0.40% on the next $150 million of the net assets and 0.35% on the net assets above $250 million. For its services with respect to Aquila Three Peaks Opportunity Growth Fund, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets up to $100 million, 0.45% on such assets above $100 million up to $250 million, and 0.40% on assets above $250 million.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Funds for Chief Compliance Officer related services provided to enable the Funds to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Funds' Prospectus and Statement of Additional Information.

27  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2019 (unaudited)

b) Distribution and Service Fees:

     The Funds have adopted Distribution Plans (each a “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plans, with respect to Class A Shares, the Funds are authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the respective Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts.

     For the six months ended June 30, 2019, these payments were as follows:

	Annual		Amount
	Distribution Fee	Distribution Fees	Retained by
	Rate on Class A	on Class A	Distributor
Aquila Three Peaks High Income Fund	0.20%	$42,673	$1,481

Aquila Three Peaks Opportunity Growth Fund	0.30%	$125,438	$4,650

     Under another part of the Plan, the Funds are authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the respective Fund’s average net assets represented by Class C Shares. In addition, under a Shareholder Services Plan, the Funds are authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the respective Fund’s average net assets represented by Class C Shares.

     For the six months ended June 30, 2019, these payments were as follows:

	Qualified	Shareholder	Amount
	Recipients Fees	Services Fee	Retained by
	on Class C	on Class C	Distributor
Aquila Three Peaks High Income Fund	$23,014	$7,671	$7,695

Aquila Three Peaks Opportunity Growth Fund	$153,450	$51,150	$51,203

     Under another part of the Plan, the Funds are authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the respective Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Funds have a Shareholder Services Plan under which each Fund may pay service fees of not more than 0.25% of the average annual net assets of the respective Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets.

     With respect to Aquila Three Peaks High Income Fund, for the six months ended June 30, 2019, these payments were made at the average annual rate of 0.36% (0.11% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $2,123 of which $685 related to the Plan and $1,438 related to the Shareholder Services Plan.

28  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2019 (unaudited)

     With respect to Aquila Three Peaks Opportunity Growth Fund, for the six months ended June 30, 2019, these payments were made at the average annual rate of 0.38% (0.13% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $11,702 of which $3,431 related to the Plan and $8,271 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Funds' Prospectus and Statement of Additional Information.

     Under Distribution Agreements, the Distributor serves as the exclusive distributor of the Funds' shares. Through agreements between the Distributor and various broker-dealers or other financial intermediaries (such as a bank or financial advisor) (collectively “intermediaries”), Fund shares are sold primarily through the facilities of these intermediaries with the bulk of any sales commissions inuring to such intermediaries. For the six months ended June 30, 2019, Aquila Three Peaks High Income Fund's total commissions on sales of Class A Shares amounted to $13,423 of which the Distributor received $2,887. For the six months ended June 30, 2019, Aquila Three Peaks Opportunity Growth Fund's total commissions on sales of Class A Shares amounted to $37,038 of which the Distributor received $3,397.

c) Transfer and shareholder servicing fees:

     The Fund compensates certain financial intermediaries in connection with sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the respective Fund and certain shareholders; and (ii) the payments that the respective Fund would make to another entity to perform the same ongoing services to existing shareholders.

4. Purchases and Sales of Securities

Aquila Three Peaks High Income Fund

     During the six months ended June 30, 2019, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $98,146,698 and $97,564,655, respectively.

     At June 30, 2019, the aggregate tax cost for all securities was $163,402,234. At June 30, 2019, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $965,742 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $331,041 for a net unrealized depreciation of $634,701.

Aquila Three Peaks Opportunity Growth Fund

     During the six months ended June 30, 2019, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $137,479,731 and $184,953,976, respectively.

29  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2019 (unaudited)

     At June 30, 2019, the aggregate tax cost for all securities was $245,859,067. At June 30, 2019, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $77,537,701 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,311,052 for a net unrealized appreciation of $76,226,649.

5. Portfolio Orientation

     Aquila Three Peaks High Income Fund may invest up to 100% in high-yield/high-risk bonds, also known as “junk bonds”. High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

     Aquila Three Peaks Opportunity Growth Fund may invest no less than 70% of its net assets in equity securities believed to have the potential for capital appreciation. The Fund may invest in a range of stock market capitalizations that could include small-cap, mid-cap, and large cap. Thus the Fund may invest in common stocks without regard to whether they could be described as “growth” or “value”. The Fund may, from time-to-time, hold as much as 30% of its net assets in fixed-income securities including junk bonds. These bonds generally have a greater credit risk than other types of fixed-income securities.

30  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2019 (unaudited)

6. Capital Share Transactions

Transactions in Capital Shares of the Funds were as follows:

Aquila Three Peaks High Income Fund

	Six Months Ended
	June 30, 2019		Year Ended
	(unaudited)		December 31, 2018
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	251,060	$2,081,709	775,852	$6,454,132
Reinvested dividends and
distributions	80,274	668,136	174,679	1,451,634
Cost of shares redeemed	(464,949)	(3,860,830)	(1,381,924)	(11,500,093)
Net Change	(133,615)	(1,110,985)	(431,393)	(3,594,327)
Class C Shares
Proceeds from shares sold	28,696	238,974	191,808	1,582,850
Reinvested dividends and
distributions	9,126	75,945	28,542	237,467
Cost of shares redeemed	(238,693)	(1,978,441)	(719,284)	(5,994,388)
Net Change	(200,871)	(1,663,522)	(498,934)	(4,174,071)
Class I Shares
Proceeds from shares sold	1,420	11,787	28,669	237,577
Reinvested dividends and
distributions	2,336	19,446	5,138	42,709
Cost of shares redeemed	(5,098)	(42,412)	(62,963)	(523,099)
Net Change	(1,342)	(11,179)	(29,156)	(242,813)
Class Y Shares
Proceeds from shares sold	1,888,283	15,674,423	2,313,353	19,363,892
Reinvested dividends and
distributions	245,782	2,046,567	624,150	5,193,255
Cost of shares redeemed	(1,456,943)	(12,117,608)	(7,926,215)	(65,857,874)
Net Change	677,122	5,603,382	(4,988,712)	(41,300,727)
Total transactions in Fund
shares	341,294	$2,817,696	(5,948,195)	$(49,311,938)

31  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2019 (unaudited)

Aquila Three Peaks Opportunity Growth Fund

	Six Months Ended
	June 30, 2019		Year Ended
	(unaudited)		December 31, 2018
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	109,053	$5,154,854	203,487	$10,587,491
Reinvested distributions	—	—	207,692	9,136,345
Cost of shares redeemed	(186,031)	(8,670,839)	(583,864)	(29,807,272)
Net Change	(76,978)	(3,515,985)	(172,685)	(10,083,436)
Class C Shares
Proceeds from shares sold	25,003	932,306	111,958	4,472,034
Reinvested distributions	—	—	159,348	5,578,791
Cost of shares redeemed	(270,244)	(9,984,968)	(717,271)	(29,363,097)
Net Change	(245,241)	(9,052,662)	(445,965)	(19,312,272)
Class I Shares
Proceeds from shares sold	9,185	445,724	67,007	3,651,551
Reinvested distributions	—	—	24,104	1,103,242
Cost of shares redeemed	(56,934)	(2,797,440)	(687,987)	(36,584,592)
Net Change	(47,749)	(2,351,716)	(596,876)	(31,829,799)
Class Y Shares
Proceeds from shares sold	313,221	15,574,003	857,614	47,170,276
Reinvested distributions	—	—	398,622	18,938,534
Cost of shares redeemed	(1,001,162)	(50,453,722)	(4,063,369)	(220,990,820)
Net Change	(687,941)	(34,879,719)	(2,807,133)	(154,882,010)
Total transactions in Fund
shares	(1,057,909)	$(49,800,082)	(4,022,659)	$(216,107,517)

32  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2019 (unaudited)

7. Income Tax Information and Distributions

     Aquila Three Peaks High Income Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Aquila Three Peaks Opportunity Growth Fund declares distributions to shareholders from net investment income, if any, and from net realized capital gains, if any, on at least an annual basis. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, or in cash, at the shareholder’s option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital.

     At December 31, 2018, Aquila Three Peaks High Income Fund had post October capital loss deferrals of $751,518 which will be recognized in 2019. At December 31, 2018, Aquila Three Peaks High Income Fund had capital loss carryover of $3,666,423 which is short-term and $ 337,931 which is long-term where both have no expiration date.

     The tax character of distributions:

	Aquila Three Peaks		Aquila Three Peaks
	High Income Fund		Opportunity Growth Fund
	Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017
Ordinary Income	$7,787,837	$10,390,866	$127,785	$5,715,906
Long term capital gain	—	231,434	43,589,525	23,998,556
	$7,787,837	$10,622,300	$43,717,310	$29,714,462

     As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Aquila Three Peaks	Aquila Three Peaks
	High Income Fund	Opportunity Growth Fund
Ordinary Income	$806	$—
Accumulated net realized gain	—	—
Other accumulated losses	(751,518)	—
Capital loss carryover	(4,004,354)	—
Unrealized appreciation
(depreciation)	(4,262,595)	24,872,368
	$(9,017,661)	$24,872,368

     For Aquila Three Peaks Opportunity Growth Fund and Aquila Three Peaks High Income Fund, the difference between book and tax unrealized appreciation was due to wash sales.

33  | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2019 (unaudited)

8. Securities Traded on a When-Issued Basis

     The Funds may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for the other securities.

9. Credit Facility

     Effective August 30, 2017, Bank of New York Mellon and the Aquila Group of Funds became parties to a $40 million credit agreement, which currently terminates on August 26, 2020 (per the August 28, 2019 amendment). In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit (the Aquila Group of Funds is comprised of nine funds), each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

          There were no borrowings under the credit agreement for the six months ended June 30, 2019.

34  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	6/30/19		Year Ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.12		$8.55	$8.49	$8.36	$8.38	$8.71
Income (loss) from investment operations:
Net investment income(1)	0.14		0.32	0.37	0.30	0.31	0.35
Net gain (loss) on securities
(both realized and unrealized)	0.26		(0.43)	0.07	0.13	(0.01)	(0.15)
Total from investment operations	0.40		(0.11)	0.44	0.43	0.30	0.20
Less distributions (note 7):
Dividends from net investment income	(0.15)		(0.32)	(0.37)	(0.30)	(0.32)	(0.35)
Distributions from capital gains	—		—	(0.01)	—	—	(0.18)
Total distributions	(0.15)		(0.32)	(0.38)	(0.30)	(0.32)	(0.53)
Net asset value, end of period	$8.37		$8.12	$8.55	$8.49	$8.36	$8.38
Total return (not reflecting sales charge)	4.97	%(3)	(1.29)%	5.30%	5.20%	3.58%	2.25%
Ratios/supplemental data
Net assets, end of period (in thousands)	$42,833		$42,640	$48,552	$54,302	$67,063	$46,691
Ratio of expenses to average net assets	1.19	%(4)	1.14%	1.12%	1.10%	1.14%	1.14%
Ratio of net investment income to
average net assets	3.43	%(4)	3.87%	4.37%	3.54%	3.73%	3.95%
Portfolio turnover rate	62	%(3)	118%	156%	153%	120%	115%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.19	%(4)	1.14%	1.12%	1.10%	1.20%	1.29%
Ratio of net investment income to
average net assets	3.43	%(4)	3.87%	4.37%	3.54%	3.66%	3.81%

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	1.19	%(4)	1.14%	1.12%	1.10%	1.14%	1.14%

____________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

35  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended
	6/30/19		Year Ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.12		$8.55	$8.50	$8.36	$8.38	$8.71
Income (loss) from investment operations:
Net investment income(1)	0.11		0.26	0.31	0.23	0.25	0.28
Net gain (loss) on securities
(both realized and unrealized)	0.26		(0.44)	0.05	0.14	(0.02)	(0.15)
Total from investment operations	0.37		(0.18)	0.36	0.37	0.23	0.13
Less distributions (note 7):
Dividends from net investment income	(0.12)		(0.25)	(0.30)	(0.23)	(0.25)	(0.28)
Distributions from capital gains	—		—	(0.01)	—	—	(0.18)
Total distributions	(0.12)		(0.25)	(0.31)	(0.23)	(0.25)	(0.46)
Net asset value, end of period	$8.37		$8.12	$8.55	$8.50	$8.36	$8.38
Total return (not reflecting CDSC)	4.55	%(3)	(2.08)%	4.34%	4.49%	2.74%	1.44%
Ratios/supplemental data
Net assets, end of period (in thousands)	$5,627		$7,091	$11,726	$16,871	$17,860	$22,099
Ratio of expenses to average net assets	1.99	%(4)	1.94%	1.92%	1.91%	1.94%	1.94%
Ratio of net investment income to
average net assets	2.62	%(4)	3.08%	3.56%	2.74%	2.96%	3.15%
Portfolio turnover rate	62	%(3)	118%	156%	153%	120%	115%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.99	%(4)	1.94%	1.92%	1.91%	2.01%	2.09%
Ratio of net investment income to
average net assets	2.62	%(4)	3.08%	3.56%	2.74%	2.89%	3.01%

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	1.99	%(4)	1.94%	1.92%	1.91%	1.94%	1.94%

____________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

36  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months
	Ended
	6/30/19		Year Ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.12		$8.55	$8.50	$8.36	$8.37	$8.72
Income (loss) from investment operations:
Net investment income(1)	0.14		0.32	0.37	0.29	0.31	0.35
Net gain (loss) on securities
(both realized and unrealized)	0.26		(0.43)	0.05	0.14	(0.01)	(0.18)
Total from investment operations	0.40		(0.11)	0.42	0.43	0.30	0.17
Less distributions (note 7):
Dividends from net investment income	(0.15)		(0.32)	(0.36)	(0.29)	(0.31)	(0.34)
Distributions from capital gains	—		—	(0.01)	—	—	(0.18)
Total distributions	(0.15)		(0.32)	(0.37)	(0.29)	(0.31)	(0.52)
Net asset value, end of period	$8.37		$8.12	$8.55	$8.50	$8.36	$8.37
Total return (not reflecting sales charge)	4.93	%(3)	(1.35)%	5.06%	5.24%	3.61%	1.98%
Ratios/supplemental data
Net assets, end of period (in thousands)	$1,166		$1,142	$1,451	$1,857	$1,741	$1,797
Ratio of expenses to average net assets	1.27	%(4)	1.21%	1.22%	1.20%	1.21%	1.13%
Ratio of net investment income to
average net assets	3.35	%(4)	3.80%	4.26%	3.46%	3.70%	4.02%
Portfolio turnover rate	62	%(3)	118%	156%	153%	120%	115%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.27	%(4)	1.21%	1.22%	1.20%	1.28%	1.30%
Ratio of net investment income to
average net assets	3.35	%(4)	3.80%	4.26%	3.46%	3.63%	3.86%

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	1.27	%(4)	1.21%	1.22%	1.20%	1.21%	1.13%

____________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

37  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended
	6/30/19		Year Ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.13		$8.56	$8.50	$8.36	$8.38	$8.72
Income (loss) from investment operations:
Net investment income(1)	0.15		0.34	0.39	0.32	0.33	0.36
Net gain (loss) on securities
(both realized and unrealized)	0.26		(0.43)	0.07	0.14	(0.02)	(0.16)
Total from investment operations	0.41		(0.09)	0.46	0.46	0.31	0.20
Less distributions (note 7):
Dividends from net investment income	(0.16)		(0.34)	(0.39)	(0.32)	(0.33)	(0.36)
Distributions from capital gains	—		—	(0.01)	—	—	(0.18)
Total distributions	(0.16)		(0.34)	(0.40)	(0.32)	(0.33)	(0.54)
Net asset value, end of period	$8.38		$8.13	$8.56	$8.50	$8.36	$8.38
Total return (not reflecting sales charge)	5.07	%(3)	(1.09)%	5.51%	5.55%	3.77%	2.34%
Ratios/supplemental data
Net assets, end of period (in thousands)	$118,980		$109,939	$158,359	$173,150	$102,028	$101,768
Ratio of expenses to average net assets	0.99	%(4)	0.94%	0.92%	0.90%	0.94%	0.94%
Ratio of net investment income to
average net assets	3.62	%(4)	4.08%	4.57%	3.77%	3.95%	4.15%
Portfolio turnover rate	62	%(3)	118%	156%	153%	120%	115%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	0.99	%(4)	0.94%	0.92%	0.90%	1.01%	1.09%
Ratio of net investment income to
average net assets	3.62	%(4)	4.08%	4.57%	3.77%	3.88%	4.00%

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	0.99	%(4)	0.94%	0.92%	0.90%	0.94%	0.94%

____________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

38  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	6/30/19		Year Ended December 31,
	(unaudited)		2018	2017	2016		2015		2014
Net asset value, beginning of period	$40.84		$52.38	$47.39	$44.78		$43.69		$38.06
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.04)		(0.24)	(0.06)	(0.11)		(0.31)		(0.21)
Net gain (loss) on securities
(both realized and unrealized)	10.06		(5.27)	7.76	2.72		2.17		6.19
Total from investment operations	10.02		(5.51)	7.70	2.61		1.86		5.98
Less distributions (note 7):
Dividends from net investment income	—		—	—	—		—		—
Distributions from capital gains	—		(6.03)	(2.71)	(0.01)		(0.77)		(0.38)
Total distributions	—		(6.03)	(2.71)	(0.01)		(0.77)		(0.38)
Paid-in capital from redemption
fees (note 6b)	—		—	—	0.01		—		0.03
Net asset value, end of period	$50.86		$40.84	$52.38	$47.39		$44.78		$43.69
Total return (not reflecting sales charges)	24.54	%(3)	(11.35)%	16.35%	5.85	%(2)	4.21	%(2)	15.80%
Ratios/supplemental data
Net assets, end of period (in thousands)	$90,031		$75,438	$105,809	$136,347		$133,380		$71,306
Ratio of expenses to average net assets	1.53	%(4)	1.41%	1.38%	1.39%		1.53%		1.55%
Ratio of net investment income (loss) to
average net assets	(0.18	)%(4)	(0.45)%	(0.12)%	(0.24)%		(0.67)%		(0.52)%
Portfolio turnover rate.	46	%(3)	123%	70%	67%		49%		43%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	1.53	%(4)	1.41%	1.38%	1.38%		1.41%		1.58%
Ratio of net investment income (loss) to
average net assets	(0.18	)%(4)	(0.45)%	(0.12)%	(0.22)%		(0.56)%		(0.55)%

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were:

Ratio of expenses to average net assets	1.53	%(4)	1.41%	1.38%	1.39%		1.53%		1.55%

____________

(1)	Per share amounts have been calculated using the daily average shares method.

(2)	During 2016 and 2015, the total return would have been higher had previously waived management fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.

(3)	Not annualized.

(4)	Annualized.

See accompanying notes to financial statements.

39  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended
	6/30/19		Year Ended December 31,
	(unaudited)		2018	2017	2016		2015		2014
Net asset value, beginning of period	$32.49		$43.26	$39.83	$37.91		$37.37		$32.84
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.16)		(0.50)	(0.34)	(0.35)		(0.54)		(0.43)
Net gain (loss) on securities
(both realized and unrealized)	7.99		(4.24)	6.48	2.28		1.85		5.34
Total from investment operations	7.83		(4.74)	6.14	1.93		1.31		4.91
Less distributions (note 7):
Dividends from net investment income	—		—	—	—		—		—
Distributions from capital gains	—		(6.03)	(2.71)	(0.01)		(0.77)		(0.38)
Total distributions	—		(6.03)	(2.71)	(0.01)		(0.77)		(0.38)
Net asset value, end of period	$40.32		$32.49	$43.26	$39.83		$37.91		$37.37
Total return (not reflecting CDSC)	24.10	%(3)	(11.96)%	15.53%	5.09	%(2)	3.45	%(2)	14.96%
Ratios/supplemental data
Net assets, end of period (in thousands)	$40,316		$40,453	$73,163	$87,187		$64,621		$19,391
Ratio of expenses to average net assets	2.23	%(4)	2.11%	2.08%	2.10%		2.25%		2.25%
Ratio of net investment income (loss) to
average net assets	(0.89	)%(4)	(1.17)%	(0.81)%	(0.92)%		(1.36)%		(1.22)%
Portfolio turnover rate	46	%(3)	123%	70%	67%		49%		43%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	2.23	%(4)	2.11%	2.08%	2.08%		2.10%		2.28%
Ratio of net investment income (loss) to
average net assets	(0.89	)%(4)	(1.17)%	(0.81)%	(0.91)%		(1.21)%		(1.25)%

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were:

Ratio of expenses to average net assets	2.23	%(4)	2.11%	2.08%	2.10%		2.25%		2.25%

____________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	During 2016 and 2015, the total return would have been higher had previously waived management fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

40  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months
	Ended
	6/30/19		Year Ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$42.49		$54.23	$48.93	$46.19	$44.94	$39.06
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.03)		(0.27)	(0.02)	(0.04)	(0.18)	(0.10)
Net gain (loss) on securities
(both realized and unrealized)	10.48		(5.44)	8.02	2.77	2.16	6.27
Total from investment operations	10.45		(5.71)	8.00	2.73	1.98	6.17
Less distributions (note 7):
Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		(6.03)	(2.71)	(0.01)	(0.77)	(0.38)
Total distributions	—		(6.03)	(2.71)	(0.01)	(0.77)	(0.38)
Paid-in capital from redemption
fees (note 6b)	—		—	0.01	0.02	0.04	0.09
Net asset value, end of period	$52.94		$42.49	$54.23	$48.93	$46.19	$44.94
Total return	24.59	%(2)	(11.33)%	16.46%	5.95%	4.45%	16.03%
Ratios/supplemental data
Net assets, end of period (in thousands)	$5,804		$6,687	$40,900	$47,486	$26,391	$5,170
Ratio of expenses to average net assets	1.43	%(3)	1.35%	1.31%	1.31%	1.32%	1.41%
Ratio of net investment income (loss) to
average net assets	(0.11	)%(3)	(0.49)%	(0.04)%	(0.09)%	(0.38)%	(0.24)%
Portfolio turnover rate	46	%(2)	123%	70%	67%	49%	43%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	1.43	%(3)	1.35%	1.31%	1.31%	1.32%	1.47%
Ratio of net investment income (loss) to
average net assets	(0.11	)%(3)	(0.49)%	(0.04)%	(0.09)%	(0.38)%	(0.30)%

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were:

Ratio of expenses to average net assets	1.43	%(3)	1.35%	1.31%	1.31%	1.32%	1.41%

____________

(1)	Per share amounts have been calculated using the daily average shares method.

(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

41  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended
	6/30/19		Year Ended December 31,
	(unaudited)		2018	2017	2016		2015		2014
Net asset value, beginning of period	$44.11		$55.91	$50.27	$47.36		$46.03		$39.96
Income (loss) from investment operations:
Net investment income (loss)(1)	0.03		(0.10)	0.10	0.04		(0.18)		(0.09)
Net gain (loss) on securities
(both realized and unrealized)	10.88		(5.67)	8.25	2.87		2.28		6.52
Total from investment operations	10.91		(5.77)	8.35	2.91		2.10		6.43
Less distributions (note 7):
Dividends from net investment income	—		—	—	—		—		—
Distributions from capital gains	—		(6.03)	(2.71)	(0.01)		(0.77)		(0.38)
Total distributions	—		(6.03)	(2.71)	(0.01)		(0.77)		(0.38)
Paid-in capital from redemption
fees (note 6b)	—		—	—	0.01		—		0.02
Net asset value, end of period	$55.02		$44.11	$55.91	$50.27		$47.36		$46.03
Total return (not reflecting sales charges)	24.74	%(3)	(11.09)%	16.71%	6.16	%(2)	4.52	%(2)	16.15%
Ratios/supplemental data
Net assets, end of period (in thousands)	$182,898		$176,998	$381,286	$352,751		$260,012		$87,120
Ratio of expenses to average net assets	1.23	%(4)	1.11%	1.08%	1.10%		1.25%		1.25%
Ratio of net investment income (loss) to
average net assets	0.11	%(4)	(0.18)%	0.18%	0.08%		(0.37)%		(0.20)%
Portfolio turnover rate	46	%(3)	123%	70%	67%		49%		43%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	1.23	%(4)	1.11%	1.08%	1.08%		1.10%		1.28%
Ratio of net investment income (loss) to
average net assets	0.11	%(4)	(0.18)%	0.18%	0.10%		(0.23)%		(0.23)%

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were:

Ratio of expenses to average net assets	1.23	%(4)	1.11%	1.08%	1.10%		1.25%		1.25%

____________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	During 2016 and 2015, the total return would have been higher had previously waived management fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

42  | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

Your Fund’s Expenses (unaudited)

     As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

     The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

     Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
			Expenses(2)		Expenses(2)
	Beginning	Ending(1)	Paid During	Ending	Paid During	Net
	Account	Account	Period	Account	Period	Annualized
Share	Value	Value	1/01/19 –	Value	1/01/19 –	Expense
Class	1/01/19	6/30/19	6/30/19	6/30/19	6/30/19	Ratio
A	$1,000	$1,049.70	$ 6.05	$1,018.89	$5.96	1.19%
C	$1,000	$1,045.50	$10.09	$1,014.93	$9.94	1.99%
I	$1,000	$1,049.30	$ 6.45	$1,018.50	$6.36	1.27%
Y	$1,000	$1,050.70	$ 5.03	$1,019.89	$4.96	0.99%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

43  | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

Your Fund’s Expenses (unaudited)

     As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

     The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

     Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
			Expenses(2)		Expenses(2)
	Beginning	Ending(1)	Paid During	Ending	Paid During	Net
	Account	Account	Period	Account	Period	Annualized
Share	Value	Value	1/01/19 –	Value	1/01/19 –	Expense
Class	1/01/19	6/30/19	6/30/19	6/30/19	6/30/19	Ratio
A	$1,000	$1,245.40	$ 8.52	$1,017.21	$ 7.65	1.53%
C	$1,000	$1,241.00	$12.39	$1,013.74	$11.13	2.23%
I	$1,000	$1,245.90	$ 7.96	$1,017.70	$ 7.15	1.43%
Y	$1,000	$1,247.40	$ 6.85	$1,018.70	$ 6.16	1.23%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

44  | Aquila Funds Trust

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of each Fund’s portfolio holdings, as reported at the end of each calendar quarter and generally by the 15th day after the end of each calendar quarter. Such information will remain accessible until the next schedule is made publicly available. You may obtain a copy of each Fund’s schedule of portfolio holdings for the most recently completed period by accessing the information on the Funds’ website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Funds additionally file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     Information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30, 2019 is available upon request, without charge, at www.aquilafunds.com or on the SEC's website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No current action on the part of shareholders is required.

     For the calendar year ended December 31, 2018, the following percentage of the dividends and distributions paid by the Funds were taxable as follows:

		Long-Term
	Ordinary Income	Capital Gains

Aquila Three Peaks High Income Fund	100%	—

Aquila Three Peaks Opportunity Growth Fund	0.3%	99.7%

     Prior to February 15, 2019, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2018 calendar year.

45  | Aquila Funds Trust

Founders

     Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Sub-Adviser

THREE PEAKS CAPITAL MANAGEMENT, LLC

3750 Dacoro Lane, Suite 100

Castle Rock, Colorado 80109

Board of Trustees

     Glenn P. O’Flaherty, Chair

Diana P. Herrmann, Vice Chair

John M. Burlingame

Gary C. Cornia

Grady Gammage, Jr.

Patricia L. Moss

Russell K. Okata

Officers

Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President and Secretary

Paul G. O’Brien, Senior Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the Registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the Registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to Registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in Registrant's internal controls or in other factors that could significantly affect Registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA FUNDS TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
September 6, 2019

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
September 6, 2019

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 6, 2019

AQUILA FUND TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.